Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

October 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”)

On behalf of the following series:

     Eaton Vance Focused Global Opportunities Fund

     Eaton Vance Focused International Opportunities Fund

     Eaton Vance International Small-Cap Fund

  (collectively, the “New Funds”)

Post-Effective Amendment No. 179 (1933 Act File No. 002-22019)

Amendment No. 152 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (“SAI”) for the New Funds.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective 75 days from the date hereof (the “Effective Date”).

The Amendment is being filed for the purpose of registering shares of the New Funds.  The investment objective of each New Fund is to seek long-term capital appreciation.  The New Funds will offer Class A, Class C and Class I shares on substantially the same basis as the Class A, Class C and Class I shares of Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund, a series of Eaton Vance Municipals Trust II, which was filed with the Commission on February 17, 2015 (Accession No. 0000940394-15-000188).

Securities and Exchange Commission

October 1, 2015

Eaton Vance Management will serve as the adviser and Eaton Vance Management (International) Limited (“EVMI”) will serve as the sub-adviser of the New Funds.  EVMI commenced the process of registering with the Commission as an investment adviser on September 30, 2015.  The Registrant expects that EVMI’s registration will be completed before the Effective Date.  In the event that EVMI is not fully registered by such date, the Registrant plans to request that the effectiveness of this Amendment be delayed until EVMI’s registration is complete.

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectuses and SAIs included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8879.

Very truly yours,

/s/ Katy Burke

Katy Burke, Esq.

Vice President